Unaudited Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Common stock, par value (in Dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	56,888,123	45,723,255
Common stock, shares outstanding	56,888,123	45,723,255
Series B Preferred Stock [Member]
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	20,000,000	20,000,000
Preferred shares, shares issued	31,351	0
Preferred shares, shares outstanding	31,351	0